   As filed with the Securities and Exchange Commission on June 29, 1999

                                                 Securities Act File No. 2-82766
                                        Investment Company Act File No. 811-3703

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         Pre-Effective Amendment No.                         [_]
                                                                             [X]
                      Post-Effective Amendment No. 18
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                                                             [X]
                             Amendment No. 21
                        (Check appropriate box or boxes)

                               ----------------

                                 CBA MONEY FUND
               (Exact Name of Registrant as Specified in Charter)

                               ----------------

                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

                                 (609) 282-2800
              (Registrant's Telephone Number, including Area Code)

                               ----------------

                                 TERRY K. GLENN
                                 CBA Money Fund
                 800 Scudders Mill Road, Plainsboro, New Jersey

                                Mailing Address:
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                               ----------------

                                   Copies to:

        Counsel for the Fund:                 Michael J. Hennewinkel, Esq.
          BROWN & WOOD LLP                        FUND ASSET MANAGEMENT
       One World Trade Center                         P.O. Box 9011
    New York, New York 10048-0557                 Princeton, New Jersey
  Attention: Thomas R. Smith, Jr.,                     08543-9011
                Esq.

                           Jeffrey S. Alexander, Esq.
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                             World Financial Center
                            New York, New York 10281

                               ----------------

  It is proposed that this filing will become effective (check appropriate box)

    [X]immediately upon filing pursuant to paragraph (b)
    [_]on (date) pursuant to paragraph (b)

    [_]60 days after filing pursuant to paragraph (a) (1)
    [_]on (date) pursuant to paragraph (a) (1)
    [_]75 days after filing pursuant to paragraph (a) (2)
    [_]on (date) pursuant to paragraph (a) (2) of Rule 485

  If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ----------------

 Title of Securities Being Registered: Shares of Beneficial Interest, Par Value
                                 $.10 Per Share

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            [LOGO] Merrill Lynch
                CBA(R) Money Fund


                                                                   June 29, 1999


                This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

Table of Contents

                                                                           PAGE
[LOGO]
KEY FACTS
-------------------------------------------------------------------------------
CBA(R) Money Fund at a Glance................................................ 3
Risk/Return Bar Chart........................................................ 4
Fees and Expenses............................................................ 5

[LOGO]
DETAILS ABOUT THE FUND
-------------------------------------------------------------------------------
How the Fund Invests......................................................... 7
Investment Risks............................................................. 9

[LOGO]
YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy, Sell and Transfer Shares........................................ 11
How Shares are Priced....................................................... 15
Dividends and Taxes......................................................... 15

[LOGO]
MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------
Fund Asset Management....................................................... 17
Financial Highlights........................................................ 18

[LOGO]
FOR MORE INFORMATION
-------------------------------------------------------------------------------
Shareholder Reports................................................. Back Cover
Statement of Additional Information................................. Back Cover





                                 CBA MONEY FUND

Key Facts [LOGO]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Short Term Securities -- securities with maturities of not more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities.

Direct U.S. Government Obligations -- obligations that are issued or have their principal and interest guaranteed and backed by the full faith and credit of the United States.

CBA(R) MONEY FUND AT A GLANCE
--------------------------------------------------------------------------------

What are the Fund's investment objectives?
The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities.

What are the Fund's main investment strategies?

The Fund tries to achieve its goals by investing in a diversified portfolio of U.S. dollar-denominated short term securities. These securities consist primarily of direct U.S. Government obligations, U.S. Government agency securities, obligations of domestic and foreign banks, commercial paper and other short term debt securities issued by U.S. and foreign entities and repurchase agreements. Other than U.S. Government and certain U.S. Government agency securities, the Fund only invests in short term securities of issuers with one of the two highest short term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar quality.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

What are the main risks of investing in the Fund?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?
Shares of the Fund are offered to participants in the Capital Builder SM Account Service, to participants in certain other central asset account pro-grams (each, a "Service") and to investors maintaining accounts directly with the Transfer Agent.

The Fund may be an appropriate investment for you if you:
    . Are looking for current income
      and liquidity.
    . Are looking for preservation of
      capital.
    . Are investing with short term
      goals in mind, such as for cash
      reserves.

                                 CBA MONEY FUND

[LOGO] Key Facts

Yield -- the income generated by an investment in the Fund.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for the past ten calendar years. The table shows the average annual total returns of the Fund for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                   [GRAPHIC]

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
8.96%   7.88%   5.80%   3.46%   2.68%   3.63%   5.38%   4.93%   5.08%   5.03%

During the ten year period shown in the bar chart, the highest return for a quarter was 2.34% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.64% (quarter ended June 30, 1993). The Fund's year-to-date return as of March 31, 1999 was 1.08%.

 Average Annual Total
 Returns (as of the
 calendar year ended     Past    Past     Past
 December 31, 1998)    One Year 5 Years 10 Years
------------------------------------------------
 CBA Money Fund         5.03%    4.81%    5.27%
------------------------------------------------

Yield Information
The yield on Fund shares normally will go up and down on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Fund's yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time.


                                 CBA MONEY FUND

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund's total assets).

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Management Fee -- a fee paid to the Manager for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants and others for these and for shareholder servicing.

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

 Shareholder Fees (fees paid directly by the shareholder)
-----------------------------------------------------------
  Maxmimum Account Fee(a)                             $65
-----------------------------------------------------------
 Annual Fund Operating Expenses (expenses that are
 deducted from Fund assets)
-----------------------------------------------------------
  Management Fee(b)                                   0.41%
-----------------------------------------------------------
  Distribution (12b-1) Fees(c)                        0.13%
-----------------------------------------------------------
  Other Expenses (including transfer agency fees)(d)  0.19%
-----------------------------------------------------------
 Total Annual Fund Operating Expenses                 0.73%
-----------------------------------------------------------

(a) Merrill Lynch charges this annual program participation fee for the Capital Builder SM Account Service. Other programs through which Fund investments may be made charge different annual fees, as described below.

(b) For the fiscal year ended February 28, 1999, the Manager voluntarily waived a portion of the management fee. Total Annual Fund Operating Expenses, after giving effect to the waiver of fees, was 0.70%. The fee waiver may be discontinued or reduced by the Manager at any time without notice.

(c) The Fund is authorized to pay Merrill Lynch and Broadcort distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended February 28, 1999, $2,981,064 was paid to Merrill Lynch pursuant to the distribution plan.

(d) The Fund pays the Transfer Agent $10.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended February 28, 1999, the Fund paid the Transfer Agent fees totaling $3,783,796. The Manager provides accounting services to the Fund at its cost. For the fiscal year ended February 28, 1999, the Fund reimbursed the Manager $163,855 for these services.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year               3 Years                         5 Years                         10 Years
     -----------------------------------------------------------------------------------------------
       $75                  $233                            $406                             $906
     -----------------------------------------------------------------------------------------------

                                 CBA MONEY FUND

[LOGO] Key Facts

FEES AND EXPENSES
--------------------------------------------------------------------------------

This example does not take into account annual program participation fees charged by Merrill Lynch or its affiliates for the Services listed below. See each Service's program description brochure for details. Shareholders of the Fund whose accounts are maintained directly with the Fund's Transfer Agent and who are not subscribers to any of the Services will not be charged a program fee but will not receive any of the additional services available to subscribers.

 Service                                      Current Annual Fee
----------------------------------------------------------------
  Capital Builder SM Account                         $65
----------------------------------------------------------------
  Life Management Service SM                        $114+
----------------------------------------------------------------
  Merrill Lynch Emerging Investor Account SM         $24+
----------------------------------------------------------------
  Medical Savings Account                            $100
----------------------------------------------------------------
  Broadcort Capital Account++                        $75
----------------------------------------------------------------

 + Subject to rebate or waiver in certain circumstances.

++ Fee charged by Broadcort Capital Corp., an affiliate of Merrill Lynch.


                                 CBA MONEY FUND

Details About the Fund [LOGO]

Maturity -- the time at which the full principal amount of a fixed income security is scheduled to be repaid.

U.S. Government agencies -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration, the Tennessee Valley Authority or the Federal Housing Administration.
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities.

In seeking to achieve the Fund's objective, Fund management varies the kinds of money market securities in the portfolio and the average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the money market obligations the Fund may buy are:

U.S. Government Securities -- Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities -- Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, by U.S. Government-sponsored enterprises, U.S. Government instrumentalities and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government may not be obligated to provide financial support to the entities.

Bank Money Instruments -- Obligations of commercial banks, savings banks, savings and loan associations, or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The savings banks and savings and loan associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

                                 CBA MONEY FUND

[LOGO] Details About the Fund



Commercial Paper and Other Short Term Obligations -- Commercial paper (including master notes, funding agreements, and mortgage backed or asset backed securities) with no more than 397 days (13 months) remaining to maturity at the date of purchase.

Foreign Bank Money Instruments -- U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. Payment on securities of foreign branches and subsidiaries may be a general obligation of the parent bank or may be an obligation only of the issuing branch or subsidiary. The Fund will invest in these securities only if Fund management determines they are of comparable quality to other investments permissible for the Fund. The Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

Foreign Short Term Debt Instruments -- U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. The Fund may purchase these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments.

Repurchase Agreements -- In a repurchase agreement the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above or U.S. Government and agency securities with longer maturities.

Reverse Repurchase Agreements -- In a reverse repurchase agreement the Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may invest in reverse repurchase agreements involving the money market securities described above.

Forward Commitments -- The Fund may buy or sell money market securities on a forward commitment basis. In these transactions, the Fund buys the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase price.

U.S. Government-sponsored enterprises -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. Government instrumentalities -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

ABOUT THE

PORTFOLIO MANAGER

Robert Sabatino is the portfolio manager of the Fund. Mr. Sabatino has been a Vice President of Merrill Lynch Asset Management since 1998 and has been employed by MLAM since 1995.

ABOUT THE MANAGER

The Fund is managed by Fund Asset Management.

                                 CBA MONEY FUND

INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

Credit Risk -- Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in money-market securities of highly rated issuers, those issuers may still default on their obligations.

Selection Risk -- Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

Interest Rate Risk -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk -- In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

Borrowing Risk -- The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.

Repurchase Agreement Risk -- If the party with whom the Fund has entered into a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

                                 CBA MONEY FUND

[LOGO] Details About the Fund


Reverse Repurchase Agreement and Securities Lending Risk -- The Fund may lend securities to, or enter into reverse repurchase agreements with, financial institutions which provide cash or government securities as collateral. Reverse repurchase agreements and securities lending involve the risk that the counterparty may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover its security and the value of the collateral held by the Fund is less than the value of the security. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk -- The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

European Economic and Monetary Union ("EMU") -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected if the transition to the euro, or EMU as a whole, does not proceed as planned.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

                                 CBA MONEY FUND

Your Account [LOGO]

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell and transfer shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.

                                 CBA MONEY FUND

[LOGO] Your Account

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Buy Shares       Determine the amount of  If you are a Service subscriber,
                  your investment          there is no minimum initial
                                           investment for Fund shares.
                                           If you are not a Service subscriber,
                                           the minimum initial investment for
                                           the Fund is $5,000.
           --------------------------------------------------------------------
                  Have cash balances from  If you are a Service subscriber and
                  your account             you choose to have your cash
                  automatically invested   balances automatically invested in
                  in shares                the Fund, they will be invested as
                                           follows:
                                           . Except as described below, cash
                                             balances in a Service account are
                                             automatically invested in shares
                                             of the Fund at the next determined
                                             net asset value not later than the
                                             first business day of each week on
                                             which both the New York Stock
                                             Exchange and New York banks are
                                             open, which will usually be a
                                             Monday.
                                           . Cash balances from (i) a sale of
                                             securities that does not settle on
                                             the day the sale is made, (ii) a
                                             sale of securities that settles on
                                             a same day basis, (iii) a
                                             repayment of principal on debt
                                             securities held in the Service
                                             account or (iv) a sale of shares
                                             of Merrill Lynch Ready Assets
                                             Trust or Merrill Lynch U.S.A.
                                             Government Reserves will be
                                             invested in shares of the Fund at
                                             the next determined net asset
                                             value on the business day
                                             following the day on which
                                             proceeds of the transaction are
                                             received by the Service account.
                                           . A cash deposit to the Service
                                             account, other than a manual
                                             investment placed through your
                                             Merrill Lynch Financial
                                             Consultant, must be delivered
                                             prior to the cashiering deadline
                                             in the brokerage office in which
                                             the deposit is made at least one
                                             business day prior to the next
                                             weekly sweep to be invested in
                                             shares of the Fund in the next
                                             weekly sweep. Check with your
                                             Merrill Lynch Financial Consultant
                                             regarding the cashiering deadline
                                             in his or her branch.
           --------------------------------------------------------------------
                  Have your Merrill Lynch  If you are a Service subscriber, you
                  Financial Consultant or  may make manual investments of
                  securities dealer submit $1,000 or more from cash balances in
                  your purchase order      your account which arise from cash
                                           deposits or other activity.
                                           Generally, manual purchases placed
                                           through Merrill Lynch will be
                                           effective on the day following the
                                           day the order is placed. Manual
                                           purchases of $500,000 or more can be
                                           made effective on the same day the
                                           order is placed provided certain
                                           requirements are met.
                                           The Fund may reject any order to buy
                                           shares and may suspend the sale of
                                           shares at any time.
                                           Merrill Lynch, Broadcort and the
                                           securities dealers reserve the right
                                           to terminate a subscriber's
                                           participation in the respective
                                           Service at any time.
                                           When purchasing shares as a Service
                                           subscriber, you will be subject to
                                           the applicable annual program
                                           participation fee. To receive all
                                           the services available as a Service
                                           subscriber, you must complete the
                                           account opening process, including
                                           completing or supplying requested
                                           documentation.
-------------------------------------------------------------------------------

                                 CBA MONEY FUND

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Buy Shares       Or contact the Transfer  If you maintain an account directly
 (continued)      Agent                    with the Transfer Agent, and are not
                                           a Service subscriber, you may call
                                           the Transfer Agent at 1-800-221-7210
                                           and request a purchase application.
                                           Mail the completed purchase
                                           application to the Transfer Agent at
                                           the address on the inside back cover
                                           of this prospectus.
-------------------------------------------------------------------------------
 Add to Your      Purchase additional      The minimum investment for
 Investment       shares                   additional purchases (other than
                                           automatic purchases) is $1,000 for
                                           all accounts.
           --------------------------------------------------------------------
                  Acquire additional       All dividends are automatically
                  shares through the       reinvested daily in the form of
                  automatic dividend       additional shares at net asset
                  reinvestment plan        value.
-------------------------------------------------------------------------------
 Transfer Shares  Transfer to a            You may transfer your Fund shares
 to Another       participating securities only to another securities dealer
 Securities       dealer                   that has entered into an agreement
 Dealer                                    with Merrill Lynch. All shareholder
                                           services will be available for the
                                           transferred shares. You may only
                                           purchase additional shares of funds
                                           previously owned before the
                                           transfer. All future trading of
                                           these assets must be coordinated by
                                           the receiving firm.
           --------------------------------------------------------------------
                  Transfer to a non-       You must either:
                  participating securities .Transfer your shares to an account
                  dealer                   with the Transfer Agent; or
                                           .Sell your shares.
-------------------------------------------------------------------------------
 Sell Your        Automatic Redemption     The Fund has instituted an automatic
 Shares                                    redemption procedure for subscribers
                                           in a Service who have elected to
                                           have cash balances in their accounts
                                           automatically invested in shares of
                                           the Fund. For these subscribers,
                                           unless directed otherwise, Merrill
                                           Lynch or Broadcort will redeem a
                                           sufficient number of shares of the
                                           Fund to satisfy debit balances in
                                           the account (i) created by activity
                                           therein or (ii) created by Visa(R)
                                           card purchases, cash advances or
                                           checks written against the Visa(R)
                                           account. Each account of a
                                           subscriber will be automatically
                                           scanned for debits each business day
                                           prior to 12 noon, Eastern time.
                                           After application of any cash
                                           balances in the account to these
                                           debits, shares of the Fund will be
                                           redeemed at net asset value at the
                                           12 noon, Eastern time, pricing to
                                           satisfy remaining debits.
-------------------------------------------------------------------------------

                                 CBA MONEY FUND

[LOGO] Your Account

                                           Information Important for You to
 If You Want To   Your Choices             Know
-------------------------------------------------------------------------------
 Sell Your        Have your Merrill Lynch  If you are a Service subscriber, you
 Shares           Financial Consultant or  may redeem your shares directly by
 (continued)      securities dealer submit submitting a written notice of
                  your sales order         redemption to Merrill Lynch or the
                                           securities dealer, respectively,
                                           which will submit the request to the
                                           Transfer Agent. Cash proceeds from
                                           the redemption generally will be
                                           mailed to you at your address of
                                           record, or upon request, mailed or
                                           wired (if more than $10,000) to your
                                           bank account. Redemption requests
                                           should not be sent to the Fund or
                                           its Transfer Agent. If inadvertently
                                           sent to the Fund or the Transfer
                                           Agent, redemption requests will be
                                           forwarded to Merrill Lynch or
                                           Broadcort. All shareholders on the
                                           account must sign the letter.
                                           Redemptions of Fund shares will be
                                           confirmed to Service subscribers
                                           (rounded to the nearest share) in
                                           their monthly transaction
                                           statements.
-------------------------------------------------------------------------------
                  Sell through the         You may sell shares held at the
                  Transfer Agent           Transfer Agent by writing to the
                                           Transfer Agent at the address on the
                                           inside back cover of this
                                           prospectus. All shareholders on the
                                           account must sign the letter and
                                           signatures must be guaranteed.
                                           Redemption requests should not be
                                           sent to the Fund or Merrill Lynch.
                                           If inadvertently sent to the Fund or
                                           Merrill Lynch, redemption requests
                                           will be forwarded to the Transfer
                                           Agent. The Transfer Agent will
                                           normally mail redemption proceeds
                                           within seven days following receipt
                                           of a properly completed request. If
                                           you make a redemption request before
                                           the Fund has collected payment for
                                           the purchase of shares, the Fund or
                                           the Transfer Agent may delay mailing
                                           your proceeds. This delay will
                                           usually not exceed ten days.
                                           Check with the Transfer Agent or
                                           your Merrill Lynch Financial
                                           Consultant for details.
-------------------------------------------------------------------------------

                                 CBA MONEY FUND

Net Asset Value -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value at 12 noon Eastern time on each business day New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Fund intends to make distributions most of which will be taxed as ordinary income although the Fund may distribute capital gains as well.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remain- ing Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Fund, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

                                 CBA MONEY FUND

[LOGO APPEARS HERE]
Your Account



If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, the Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

                                 CBA MONEY FUND

Management of the Fund [LOGO]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management, the Fund's Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Manager has the responsibility for making all investment decisions for the Fund. The Fund pays the Manager a fee at the annual rate of 0.500% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets exceeding $1 billion.

Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of February 1999. This amount includes assets managed for Merrill Lynch affiliates.

A Note About Year 2000
Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund's management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers in which the Fund invests, and this could hurt the Fund's investment returns.

                                 CBA MONEY FUND

Management of the Fund [LOGO]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

                           For the Year Ended February 28,       For the      For the
                           ----------------------------------   Year Ended   Year Ended
  Increase (Decrease) to                                       February 29, February 28,
  Net Asset Value:            1999        1998        1997         1996         1995
----------------------------------------------------------------------------------------
  Per Share Operating
  Performance:
----------------------------------------------------------------------------------------
  Net asset value,
  beginning of year        $     1.00  $     1.00  $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
  Investment income --
   net                          .0478       .0497       .0475        .0524        .0396
----------------------------------------------------------------------------------------
  Realized and unrealized
  gain (loss) on
  investments  -- net          (.0002)      .0001          --+       .0001        .0005
----------------------------------------------------------------------------------------
  Total from investment
  operations                    .0476       .0498       .0475        .0525        .0401
----------------------------------------------------------------------------------------
  Less dividends and
   distributions:
   Investment income --
    net                        (.0478)     (.0497)     (.0475)      (.0524)      (.0396)
   Realized gain on
   investments -- net          (.0001)     (.0001)         --+      (.0001)          --+
----------------------------------------------------------------------------------------
  Total dividends and
  distributions                (.0479)     (.0498)     (.0475)      (.0525)      (.0396)
----------------------------------------------------------------------------------------
  Net asset value, end of
  year                     $     1.00  $     1.00  $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
  Total Investment
  Return:                        4.91%       5.10%       4.87%        5.39%        4.04%
----------------------------------------------------------------------------------------
  Ratios to Average Net
  Assets:
  Expenses net of
  reimbursement                   .70%        .70%        .69%         .75%         .77%
  Expenses                        .73%        .74%        .73%         .79%         .81%
----------------------------------------------------------------------------------------
  Investment income and
  realized gain on
  investments -- net             4.79%       4.98%       4.71%        5.22%        3.98%
----------------------------------------------------------------------------------------
  Supplemental Data:
----------------------------------------------------------------------------------------
  Net assets, end of year
   (in thousands)          $2,557,289  $2,360,682  $2,236,660   $1,988,000   $1,406,315
----------------------------------------------------------------------------------------

+ Amount is less than $.0001 per share.

                                 CBA MONEY FUND

                        ------------------------------
                                   POTENTIAL
            ___________            INVESTORS           ____________
            |           Open an account (two options).            |
            |           ------------------------------            |
            |                                                     |
------------------------                               ------------------------
   SERVICE SUBSCRIBERS'                                NON-SERVICE SUBSCRIBERS'
      MERRILL LYNCH       ---------------------------       TRANSFER AGENT
  FINANCIAL CONSULTANT           DISTRIBUTORS
  or SECURITIES DEALER                                      Financial Data
                            Merrill Lynch, Pierce,          Services, Inc.
Advises shareholders on         Fenner & Smith              P.O. Box 45290
 their Fund investments.         Incorporated           Jacksonville, Florida
------------------------          North Tower                 32232-5290
            |               World Financial Center          1-800-221-7210
            |____________      250 Vesey Street
                           New York, New York 10281     Performs recordkeeping
                                                        and reporting services.
                            Bradcort Capital Corp.     ------------------------
------------------------       100 Church Street    ______________|
        COUNSEL            New York, New York 10007
                                                       ------------------------
   Brown & Wood LLP          Arrange for the sale             CUSTODIAN
One World Trade Center          of Fund shares.
  New York, New York      -------------------------    State Street Bank and
      10048-0557                      |                     Trust Company
                                      |                     P.O. Box 1713
Provides legal advice                 |             Boston, Massachusetts 02101
     to the Fund.         -------------------------
------------------------           THE FUND           Holds the Fund's assets
          |                                               for safekeeping.
          ______________     The Board of Trustees    -------------------------
                               oversees the Fund.     ____________|
                          --------------------------
     ----------------------------     |       ----------------------------
         INDEPENDENT AUDITORS         |                 MANAGER
                                      |
         Deloitte & Touche LLP        |       Fund Asset Management, L.P.
           117 Campus Drive           |
        Princeton, New Jersey    _____|______   ADMINISTRATIVE OFFICES
              08540-6400                        800 Scudders Mill Road
                                             Plainsboro, New Jersey 08536
         Audits the financial
        statements of the Fund                      MAILING ADDRESS
           on behalf of the                          P.O. Box 9011
             shareholders.                      Princeton, New Jersey
     ----------------------------                     08543-9011

                                                   TELEPHONE NUMBER
                                                    1-800-MER-FUND

                                                  Manages the Fund's
                                                day-to-day activities.
                                              ----------------------------



                                 CBA MONEY FUND

For More Information [LOGO]


Shareholder Reports

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-221-7210.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive sepa-rate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-221-7210.

Statement of Additional Information

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Finan-cial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5289 or by calling 1-800-221-7210.

Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated above if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public refer-ence room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from the informa-tion contained in this prospectus.

Investment Company Act file #811-3703

Code #10126-0699
(C)Fund Asset Management, L.P.

Prospectus

                                                            [LOGO] Merrill Lynch

           CBA(R) Money Fund

                                                                   June 29, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                                CBA Money Fund

  P.O. Box 9011, Princeton, New Jersey 08543-9011 . Phone No. (609) 282-2800

                               ________________

  CBA Money Fund (the "Fund") is a no-load money market fund, whose shares are offered to subscribers to the Capital Builder(SM) Account service, the Life Management Service(SM), the Merrill Lynch Emerging Investor Account(SM) service and the Medical Savings Account service of Merrill Lynch, Pierce, Fenner &
Smith Incorporated ("Merrill Lynch"), to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort") (the Capital Builder(SM) Account service, Life Management Service(SM), Merrill Lynch Emerging Investor Account(SM) service and the Medical Savings Account service are collectively referred to as the "Services") and to investors maintaining accounts directly with the Money Fund's Transfer Agent. Each Service consists of a conventional securities cash or margin account ("Securities Account") maintained at Merrill Lynch or Broadcort, as applicable, which is presently linked to the Fund and to a Visa(R) card/check account ("Visa(R) Account").
The Life Management Service also may be linked to insurance, home financing and other services.

  A customer of Merrill Lynch and a customer of a securities firm that has entered into a selected dealer agreement with Broadcort may subscribe to one of the Services, as applicable, as set forth in the description of the respective Services discussed below. Subject to the conditions described in the Prospectus, free credit balances in the Securities Account of Service participants will be periodically invested in shares of the Fund. This permits the subscriber to earn a return on such funds pending further investment through other aspects of the respective Service or utilization through the Visa(R) Account. The shares of the Fund also may be purchased by investors maintaining accounts directly with the Money Fund's Transfer Agent. Such investors will not receive any of the additional services available to Service subscribers, such as the Visa(R) Account or the automatic investment of free credit balances.

  Merrill Lynch charges an annual program participation fee (presently $65) for the Capital Builder(SM) Account service and charges an annual program participation fee (presently $114, subject to rebate in certain circumstances) for the Life Management Service(SM). See the Life Management Service(SM) program description booklet for details. Merrill Lynch charges an annual program participation fee (presently $24, subject to fee waiver in certain circumstances) for the Merrill Lynch Emerging Investor Account(SM). See the Merrill Lynch Emerging Investor Account(SM) brochure for details. Merrill Lynch charges an annual program participation fee (presently $100) for the Medical Savings Account service. Broadcort charges an annual fee (presently $75) for the Broadcort Capital Account service. Information with respect to the respective Services is set forth in the description of such Service or accompanying material furnished to all Service subscribers. Merrill Lynch and Broadcort reserve the right to change the respective fees at any time.

                               ________________

  This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated June 29, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling
(800) 221-7210 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 221-7210 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                               ________________

                        Fund Asset Management--Manager

                               ________________

  The date of this Statement of Additional Information is June 29, 1999.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Objectives and Policies.........................................   2
Management of the Fund.....................................................   7
  Trustees and Officers....................................................   7
  Compensation of Trustees.................................................   8
  Management and Advisory Arrangements.....................................   9
  Code of Ethics...........................................................  10
Purchase of Shares.........................................................  11
  Purchase of Shares by Service Subscribers................................  11
  Purchase of Shares by Non-Service Subscribers............................  12
  Distribution Plan........................................................  12
Redemption of Shares.......................................................  13
  Redemption of Shares by Service Subscribers..............................  13
  Redemption of Shares by Non-Service Subscribers..........................  14
Determination of Net Asset Value...........................................  14
Yield Information..........................................................  15
Portfolio Transactions.....................................................  16
Dividends and Taxes........................................................  17
  Dividends................................................................  17
  Taxes....................................................................  17
General Information........................................................  19
  Description of Shares....................................................  19
  Independent Auditors.....................................................  19
  Custodian................................................................  19
  Transfer Agent...........................................................  19
  Legal Counsel............................................................  19
  Reports to Shareholders..................................................  19
  Shareholder Inquiries....................................................  20
  Additional Information...................................................  20
Financial Statements.......................................................  20
Appendix................................................................... I-1

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Fund that may not be changed without a vote of the majority of the outstanding shares of the Fund.

  The Fund's investments in short-term "Government Securities" and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Fund (or by Fund Asset Management, L.P. (the "Manager" or "FAM") pursuant to delegated authority). Currently, there are five NRSROs:
Duff & Phelps Credit Rating Co., Fitch IBCA, Inc., Thomson BankWatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's. The Fund will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Fund's portfolio will not exceed 90 days. During the Fund's fiscal year ended February 28, 1999, the average maturity of its portfolio ranged from 67 days to 86 days.

  Investment in Fund shares offers several potential benefits. The Fund seeks to provide as high a yield potential as is available through investment in short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. There can be no assurance that the investment objectives of the Trust will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

  In managing the Fund, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

  The following is a description of some of the types of money market securities in which the Fund may invest:

  U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

  U.S. Government Agency Securities. Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government is not obligated to provide financial support to these instrumentalities.

  Bank Money Instruments. Obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers' acceptances. The savings banks and savings and loan associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. banks, foreign branches of U.S. banks ("Eurodollar" obligations) or U.S. branches of foreign banks ("Yankeedollar" obligations). Eurodollar and Yankeedollar obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

  Eurodollar and Yankeedollar obligations, as well as obligations of foreign depository institutions and short-term obligations issued by other foreign entities, involve additional investment risks from the risks of obligations of U.S. issuers. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to few or none of the U.S. regulatory requirements applicable to U.S. issuers. Foreign branches of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund's custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act").

  The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short-term obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations. As discussed in the Prospectus, the Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issues. Investments in foreign entities generally involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

  Bank money instruments in which the Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of the Fund's total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.

  Commercial Paper and Other Short-Term Obligations. Commercial paper (including master notes and funding agreements), which refers to short-term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

  Foreign Bank Money Instruments. U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Fund. The Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

  Foreign Short-term Debt Instruments. U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

  The following is a description of other types of investments or investment practices in which the Fund may invest or engage:

  Repurchase Agreements; Purchase and Sale Contracts. The Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

   Such agreements usually cover short periods, such as under a week. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time the Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements that involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed- upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.

  Lending of Portfolio Securities. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. This limitation is a fundamental policy and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. The Fund receives securities as collateral for the loaned securities and the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for the loaned securities, which increases the Fund's yield. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

  Forward Commitments. The Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase or sale terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Fund will be established with the Fund's custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

  There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund's purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

                               ________________

  Preservation of capital is a prime investment objective of the Fund, and while the types of money market securities in which the Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, purchase and sale contracts, reverse repurchase agreements and the lending of portfolio securities by the Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

  Rule 2a-7 under the Investment Company Act presently limits investments by the Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Fund's total assets be invested in Second Tier Securities (as defined in the Rule). The Rule requires the Fund to be diversified (as defined in the Rule) other than with respect to government securities and securities subject to guarantee issued by a non-controlled person (as defined in the Rule).

  Investment Restrictions. The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares). Among the more significant restrictions, the Fund may not:

    (1) purchase any securities other than (i) money market securities and
  (ii) other securities described under "Investment Objectives and Policies";

    (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money instruments);

    (3) purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in that issuer, except that, with respect to 25% of the value of the Fund's total assets, the Fund may invest up to 10% of its total assets in bank money instruments or repurchase agreements with any one bank;

    (4) purchase more than 10% of the outstanding securities of an issuer except that this restriction shall not apply to U.S. Government or Government agency securities, bank money instruments and repurchase agreements; or

    (5) enter into repurchase agreements if, as a result, more than 10% of its total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

  In addition, the Fund has adopted the following other fundamental restrictions and policies relating to the investment of its assets and its activities. The Fund may not:

    (1) make investments for the purpose of exercising control or management;

    (2) underwrite securities issued by other persons;

    (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

    (4) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

    (5) purchase any securities on margin, except for the use of short-term credit necessary for clearance of purchase and sales of portfolio securities;

    (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    (7) make loans to other persons, provided that the Fund may purchase money market securities or enter into repurchase agreements or purchase and sale contracts and lend securities owned or held by it pursuant to (8) below;

    (8) lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans are made according to the guidelines set forth below;

    (9) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements). (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.);

    (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above) as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings referred to in investment restriction (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's net assets, taken at market value;

    (11) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities;

    (12) invest in securities of issuers (other than U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities;

    (13) invest in securities or investments referred to in investment restrictions (11) above and investment restriction (5) on the previous page if, regarding all such securities and investments, more than 10% of the Fund's total assets (taken at market value) would be invested in such securities or investments;

    (14) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements);

    (15) purchase or retain the securities of any issuer, if those individual officers and Trustees of the Fund, Merrill Lynch Asset Management, L.P. ("MLAM") or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer; and

    (16) issue senior securities to the extent such issuance would violate applicable law.

  Subject to the supervision of the Board of Trustees, the Manager performs, or arranges for affiliates to perform, pursuant to the Management Agreement, the management and administrative services necessary for the operation of the Fund. The Manager and its affiliates will provide a variety of administrative and operational services to shareholders of the Fund, including processing services related to the purchase and redemption of shares and the general handling of shareholder relations. The Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager, subject to review by the Trustees. The Manager provides the Fund with office space, equipment and facilities and such other services as the Manager, subject to supervision and review by the Trustees, shall from time to time determine to be necessary to perform its obligations under the Management Agreement.

                            MANAGEMENT OF THE FUND

Trustees and Officers

  The Board of Trustees of the Fund consists of eight individuals, six of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

  Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (58) -- President and Trustee (1)(2) -- Executive Vice President of the Manager and MLAM (which terms as used herein include their corporate predecessors) since 1983; Executive Vice President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Ronald W. Forbes (58) -- Trustee (2) -- 1400 Washington Avenue, Albany, New York 12222. Professor of Finance, School of Business, State University of New York at Albany since 1989; Consultant, Urban Institute, Washington, D.C. since 1995.

  Cynthia A. Montgomery (46) -- Trustee (2) -- Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.

  Charles C. Reilly (68) -- Trustee (2) -- 9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, The University of Pennsylvania from 1989 to 1990.

  Kevin A. Ryan (66) -- Trustee (2) -- 127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder and current Director of The Boston University Center for the Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

  Richard R. West (60) -- Trustee (2) -- Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University, Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc., Vornado Realty Trust, Inc., Vornado Operating Company and Alexander's Inc.

  Arthur Zeikel (66) -- Trustee (1)(2) -- 300 Woodland Avenue, Westfield, New Jersey 07090. Chairman of the Manager and MLAM from 1997 to 1999 and President thereof from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999, Director thereof from 1993 to 1999 and President thereof from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") from 1990 to 1999.

  Joseph T. Monagle, Jr. (50) -- Senior Vice President (1)(2) -- Senior Vice President of the Manager and MLAM since 1990; Department Head of the Global Fixed Income Division of the Manager and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

  Kevin J. McKenna (42) -- Senior Vice President (1)(2) -- Vice President of MLAM since 1995.

  Robert Sabatino (26) -- Vice President and Portfolio Manager (1)(2) -- Vice President of MLAM since 1998; employed by MLAM since 1995.

  Donald C. Burke (39) -- Senior Vice President and Treasurer (1)(2)--Senior Vice President and Treasurer of the Manager and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

  Ira Shapiro (36) -- Secretary (1)(2) -- First Vice President of MLAM since 1997; Director (Legal Advisory) of the Manager and MLAM from 1997 to 1998; Vice President of the Manager and MLAM from 1996 to 1997; Attorney with the Manager and MLAM from 1993 to 1996.
----------
(1)  Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which MLAM or FAM acts as the investment adviser or manager.

  As of June 1, 1999, the Trustees and officers of the Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Trustee of the Fund, Mr. Glenn, a Trustee and officer of the Fund, and the other officers of the Fund owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co.

Compensation of Trustees

  The Fund pays each non-interested Trustee a fee of $4,500 per year plus $400 per meeting attended. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-interested Trustees, a fee of $1,400 per year. The Fund pays the Chairman of the Committee an additional fee of $1,000 per year. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

  The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended February 28, 1999 and also the aggregate compensation paid to them from all registered investment companies advised by the Manager and its affiliate, MLAM ("FAM/MLAM-advised funds"), for the calendar year ended December 31, 1998.

                                                                                     Aggregate
                                                   Pension or        Estimated   Compensation from
                         Position              Retirement Benefits    Annual      Fund and Other
                           with   Compensation Accrued as Part of  Benefits upon     FAM/MLAM-
Name                       Fund    from Fund      Fund Expense      Retirement   Advised Funds(1)
----                     -------- ------------ ------------------- ------------- -----------------
Ronald W. Forbes(1)..... Trustee     $7,500           None             None          $192,567
Cynthia A.
 Montgomery(1).......... Trustee     $7,500           None             None          $192,567
Charles C. Reilly(1).... Trustee     $8,500           None             None          $362,858
Kevin A. Ryan(1)........ Trustee     $7,500           None             None          $192,567
Richard R. West(1)...... Trustee     $7,500           None             None          $346,125

----------
(1)  The Trustees serve on the boards of FAM/MLAM-advised funds as follows:
     Mr. Forbes (38 registered investment companies consisting of 51 portfolios); Ms. Montgomery (38 registered investment companies consisting of 51 portfolios); Mr. Reilly (57 registered investment companies consisting of 70 portfolios); Mr. Ryan (38 registered investment companies consisting of 51 portfolios); and Mr. West (58 registered investment companies consisting of 79 portfolios).

  Trustees of the Fund, members of the Boards of other FAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes FAM, MLAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of the Fund at net asset value. The Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of the Fund must satisfy the Fund's suitability standards.

Management and Advisory Arrangements

  Management Services. Subject to the supervision of the Board of Trustees, the Manager performs, or arranges for affiliates to perform, pursuant to the Management Agreement, the management and administrative services necessary for the operation of the Fund. The Manager and its affiliates will provide a variety of administrative and operational services to shareholders of the Fund, including processing services related to the purchase and redemption of shares and the general handling of shareholder relations. The Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager, subject to review by the Trustees. The Manager provides the Fund with office space, equipment and facilities and such other services as the Manager, subject to supervision and review by the Trustees, shall from time to time determine to be necessary to perform its obligations under the Management Agreement.

  Securities held by the Fund also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or MLAM acts as an investment adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by the Manager or MLAM. To the extent that transactions on behalf of more than one client of the Manager or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Management Fee. The Fund entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Fund monthly compensation at the following annual rates:

  Portion of average daily value of net assets:

                                                                          Rate
                                                                        -------
      Not exceeding $500 million.......................................  0.500%
      In excess of $500 million but not exceeding $1 billion...........  0.425%
      In excess of $1 billion..........................................  0.375%

  The table below sets forth information about the total management fees payable by the Fund to the Manager for the periods indicated.

      Fiscal Year Ended February 28,                              Management Fee
      ------------------------------                              --------------
      1999.......................................................   $9,962,574
      1998.......................................................   $9,293,428
      1997.......................................................   $8,657,674

  In the interest of minimizing the expenses of the Fund, the Manager has agreed voluntarily to assume a portion of the expenses of the Fund. The Manager may discontinue or reduce such assumption of expenses at any time without notice. For the fiscal years ended February 28, 1999, February 28, 1998 and February 29, 1997, the Manager waived $768,507, $898,221 and $830,366, respectively, to the Fund pursuant to such arrangement.

  Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by the distributors; charges of the custodian and the transfer agent;

expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Accounting services are provided for the Fund by the Manager and the Fund reimburses the Manager for its costs in connection with such services. Merrill Lynch and Broadcort will also pay for other supplementary sales literature.

  For information as to the distribution fee paid by the Fund to Merrill Lynch and Broadcort pursuant to the Distribution Agreement, see "Purchase of Shares" below.

  Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

  Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such agreement terminates upon assignment and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by vote of the shareholders of the Fund.

  Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

Code of Ethics

  The Board of Trustees of the Fund has adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

  The Codes require that all employees of the Manager pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                              PURCHASE OF SHARES

  Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

  The Fund is offering its shares without sales charge at a public offering price equal to the net asset value (normally $1.00 per share) next determined after receipt by the Fund of the purchase order. Shares purchased will receive the next dividend declared after the shares are issued, which will be immediately prior to the 12 noon, New York time, pricing on the following business day. A purchase order will not become effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when the Fund receives such funds). Purchases of shares will be made pursuant to the procedures described below.

Purchase of Shares by Service Subscribers

  Automatic Purchases. Cash balances arising in the Securities Account of a Service subscriber are automatically invested in shares of the Fund not later than the first business day of each week on which both the New York Stock Exchange and New York banks are open, which normally will be Monday (except cash balances in the Securities Account of a Medical Savings Account service subscriber are automatically invested the next business day after they are received). Subscribers to a Service also are able to have free credit balances deposited in money market deposit accounts maintained with depository institutions. This Prospectus does not purport to describe such Services and prospective participants in such Services are referred to the brochure which is available with respect thereto. Cash balances may arise from securities activity in the Securities Account, dividend and interest payments or cash deposits made by the subscriber. Cash balances arising from the following transactions will be automatically invested prior to the automatic weekly sweeps. Cash balances arising from the sale of securities which do not settle on the day of the transactions (such as most common and preferred stock transactions) and from principal repayment on debt securities become available to the Fund and will be invested in shares on the business day following receipt of the proceeds with respect thereto in the subscriber's Service account. Proceeds from the sale of shares of Merrill Lynch Ready Assets Trust and Merrill Lynch U.S.A. Government Reserves, and from the sale of securities settling on a same day basis also become available to the Fund and will be invested in shares on the next business day following receipt. A Service subscriber desiring to effect a purchase order for Fund shares by making a cash deposit in his Securities Account should make such deposit on the business day preceding the day of the weekly sweep before the cashiering deadline of the brokerage office in which the deposit is to be made in order for such cash deposit to be invested in Fund shares through the weekly sweep. A subscriber desiring to make a cash deposit should contact his financial consultant or registered representative for information concerning the cashiering deadline of his local brokerage office.

  Manual Purchases. Subscribers to a Service may make manual investments of $1,000 or more at any time in shares of the Fund. Manual investments may be made from cash balances in the subscriber's Securities Account that arise from cash deposits or other activity. Manual purchases shall be effective on the day following the day the order is placed from Merrill Lynch or the selected dealer except that orders involving cash deposits become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. Fund customers desiring further information on this method of purchasing shares should contact their Financial Consultants.

  Merrill Lynch, Broadcort and the selected dealers reserve the right to terminate a subscriber's participation in a respective Service for any reason.

  All purchases of Fund shares and dividend reinvestments will be confirmed to Service subscribers (rounded to the nearest share) in the transaction statement which is sent to all participants in such Accounts monthly.

  Individuals who purchase shares of the Fund through a Securities Account will be subject to the applicable annual program participation fee. In order to receive all the services available to Service subscribers, such individuals must complete the account opening process, including completing or supplying requested documentation. Individuals who subscribe to the Life Management ServiceSM will receive a full rebate of their annual program participation fee if they meet certain conditions, as described in more detail in the Life

Management Service(SM) program description booklet. Individuals who subscribe to the Merrill Lynch Emerging Investor Accounts(SM) service will have their annual program participation fee waived if they meet certain conditions, as described in more detail in the Merrill Lynch Emerging Investor Account(SM) program brochure.

  Merrill Lynch (or Broadcort if applicable) will transmit payment to the Fund on behalf of the investor and will supply the Fund with the required account information. If the investor can provide Merrill Lynch (or Broadcort if applicable) with immediately available funds, Merrill Lynch (or Broadcort if applicable) will be able to transmit such funds to the Fund in an expeditious manner. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in the Fund.

Purchase of Shares by Non-Service Subscribers

  Shares of the Fund may be purchased by investors maintaining accounts directly with the Transfer Agent. Shareholders of the Fund not subscribing to a Service will not be charged the applicable Service fee but will not receive any of the additional services available to Service subscribers, such as the Visa(R) Account or the automatic investment of free credit balances. The minimum initial purchase for non-Service subscribers is $5,000 and the minimum subsequent purchase is $1,000. Investors desiring to purchase shares directly through the Transfer Agent as described below should contact Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32239-5290.

  Payment to the Transfer Agent. Investors who are not subscribers to a Service may submit purchase orders directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application which is available from Financial Data Services, Inc. Existing shareholders should enclose the detachable stub from a monthly account statement which they have received. Checks should be made payable to Merrill Lynch, Pierce, Fenner & Smith Incorporated. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.

  The Fund has entered into a distribution agreement with Merrill Lynch, a wholly-owned subsidiary of ML & Co., and Broadcort (the "Distribution Agreement"). Broadcort, a wholly-owned subsidiary of Merrill Lynch, conducts a securities clearing business. Pursuant to the Distribution Agreement, the shares of the Fund are offered exclusively (i) by Merrill Lynch to subscribers to the Capital Builder(SM) Account program and the Services, (ii) by Broadcort to selected dealers for resale to subscribers to the Broadcort Capital Account program and (iii) to investors maintaining accounts directly with the Transfer Agent. The Distribution Agreement obligates Merrill Lynch and Broadcort to pay certain expenses in connection with the offering of the shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, Merrill Lynch and Broadcort will pay for the printing and distribution of copies thereof used in connection with the offering to investors. Merrill Lynch and Broadcort will also pay for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Distribution Plan

  The Fund has also adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act (the "Distribution Plan") pursuant to which Merrill Lynch and Broadcort receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund attributable to subscribers to the Services, to investors maintaining securities accounts at Merrill Lynch or at firms which use the clearing facilities of Broadcort who are not subscribers to such programs and to investors maintaining accounts directly with the Transfer Agent, except that the value of Fund shares in accounts maintained directly with the Transfer Agent which are not serviced by Merrill Lynch financial consultants will be excluded. The Distribution Plan reimburses Merrill Lynch and Broadcort only for actual expenses incurred in the fiscal year in which the fee is paid. The Merrill Lynch distribution fee is to compensate Merrill Lynch financial consultants and other directly involved Merrill Lynch personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the shareholders by Merrill Lynch which are covered by the Management Agreement (see "Management of the Fund--Management and Advisory Arrangements") between the Fund and the Manager. For the fiscal year ended February 28, 1999, $2,981,064 was paid to Merrill Lynch and Broadcort pursuant to the Distribution Plan (based on average daily net assets of approximately $2.4 billion). All of the amounts were allocated to Merrill Lynch and Broadcort personnel and to related administrative costs.

  The payment of the distribution fee under the Distribution Agreement is subject to the provisions of the Distribution Plan and Rule 12b-1. Among other things, the Distribution Plan provides that Merrill Lynch and Broadcort shall each provide and the Trustees of the Fund shall review quarterly reports regarding the payment of the respective distribution fees during such period. In their consideration of the Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act ("Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. The Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. Finally, the Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.


                             REDEMPTION OF SHARES

  Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

  The Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If notice is received by the Transfer Agent prior to the 12 noon, New York time, pricing on any business day, the redemption will be effective on that day. If the notice is received after 12 noon, New York time, the redemption will be effective on the next business day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective.

Redemption of Shares by Service Subscribers

  Automatic Redemptions. Redemptions will be automatically effected by Merrill Lynch or Broadcort to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa(R) card purchases, cash advances or checks written against the Visa(R) Account. Each Securities Account of a Service subscriber will be automatically scanned for debits each business day prior to 12 noon, New York time. After application of any cash balances in the account to these debits, shares of the Fund will be redeemed at net asset value at the 12 noon, New York time, pricing to the extent necessary to satisfy any remaining debits in either the Securities Account or the Visa(R) Account. If the Securities Account is a margin account, margin loans will be utilized to satisfy debits remaining after the liquidation of all funds invested in the Fund, and shares of the Fund may not be purchased until all debits and margin loans in a subscriber's Service account are satisfied.

  Manual Redemptions. Shareholders may redeem shares of the Fund directly by submitting a written notice of redemption directly to Merrill Lynch or the selected dealer, respectively, which will submit the requests to the Fund's Transfer Agent. Cash proceeds from the manual redemption of the Fund shares ordinarily will be mailed to the shareholder at his address of record, or upon request, mailed or wired (if $10,000 or more) to his bank account. Redemption requests should not be sent to the Fund or the Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, they will be forwarded to Merrill Lynch or Broadcort. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their statements. Shareholders desiring to effect manual redemptions should contact their financial consultant or registered representative.

  All redemptions of Fund shares will be confirmed to Service subscribers (rounded to the nearest share) in the transaction statement which is sent to all participants in such Services monthly.

Redemption of Shares by Non-Service Subscribers

  Shareholders may redeem shares of the Fund held in a Merrill Lynch securities account directly by submitting a written notice of redemption directly to Merrill Lynch, which will submit the requests to the Fund's Transfer Agent as described above under "Redemption of Shares--Redemption of Shares by Service Subscribers--Manual Redemptions."

  Shareholders maintaining an account directly with the Transfer Agent may redeem shares of the Fund directly by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Cash proceeds from the manual redemption of Fund shares will be mailed to the shareholder at his address of record. Redemption requests should not be sent to the Fund or Merrill Lynch. If inadvertently sent to the Fund or Merrill Lynch, such redemption requests will be forwarded to the Transfer Agent. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

  The right to receive payment with respect to any redemption of Fund shares may be suspended by the Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

  The value of Fund shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at any such time.

  At various times the Fund may be requested to redeem shares in manual or automatic redemptions with respect to which good payment for shares purchased has not yet been received by Merrill Lynch or the selected dealer. The Fund may delay, or cause to be delayed, the payment of the redemption proceeds until such time as good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

                       DETERMINATION OF NET ASSET VALUE

  The net asset value of the Fund is determined by the Manager at 12 noon, New York time, on each business day the NYSE or New York banks are open for business. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

  The Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

  In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of Government Securities, which may have remaining maturities of up to 762 days (25 months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Fund.

  Since the net income of the Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in his or her account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in his or her account. See "Dividends and Taxes."

                               YIELD INFORMATION

  The Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield on Fund shares does not reflect realized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compound yield calculation also reflects realized gains or losses on portfolio securities.

  The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses.

      Seven-Day Period Ended February 28, 1999
      ----------------------------------------
      Excluding gains and losses.......................................... 4.33%

  On occasion, the Fund may compare its yield to (i) industry averages compiled by IBC's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds,
(ii) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding or (v) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                            PORTFOLIO TRANSACTIONS

  The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees and officers of the Fund, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

  The money market securities in which the Fund invests are traded primarily in the over-the-counter ("OTC") market. Bonds and debentures usually are traded OTC, but may be traded on an exchange. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Fund invests are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch, may not serve as the Fund's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis. The Fund may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act.

  The Commission has issued an exemptive order permitting all Merrill Lynch-sponsored money market funds, including the Fund, to conduct principal transactions with GSI in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets Inc. ("MMI"), a subsidiary of GSI, in certificates of deposit and other short-term money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium-term notes. This order contains a number of conditions, including conditions designed to insure that the price to the Fund from GSI, MMI or Merrill Lynch is at least as favorable as that available from other sources. GSI, MMI and Merrill Lynch have informed the Fund that they will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The permissive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved.

  The number and dollar volume of transactions engaged in by the Fund are set forth in the following table:

                Fiscal Year Ended February 28,            Number Dollar Volume
                ------------------------------            ------ --------------
      1999...............................................   46   $656.4 million
      1998...............................................   40   $559.5 million
      1997...............................................   40   $600.6 million

  The Trustees of the Fund have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI, MMI and Merrill Lynch. For example, dealer spreads received by GSI, MMI or Merrill Lynch on transactions conducted pursuant to the permissive order described above could be offset against the management fee payable by the Fund to the Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for the Custodian to receive any tender offer solicitation fees on behalf of the Fund payable with respect to portfolio securities of the Fund.

  The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as information concerning money market securities, economic data and market forecasts) to the Manager may receive orders for transactions of the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                              DIVIDENDS AND TAXES

Dividends

  Dividends are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains constant at $1.00 per share.

  Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Fund applicable to that dividend period.

Taxes

  The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Fund intends to distribute substantially all of such income.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any capital gain dividends as well as the amount of capital gain dividends in the different categories of capital gain referred to above.

  Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  If the value of assets held by the Fund declines, the Board of Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

  Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.

  Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Ordinary income and capital gain dividends may also be subject to state and local taxes.

  Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

  Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Fund.

                              GENERAL INFORMATION

Description of Shares

  The Fund is an unincorporated business trust organized on March 29, 1983 under the laws of Massachusetts. It is a no-load, diversified, open-end investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described elsewhere herein. Shares are fully paid and non-assessable by the Fund.

  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except under certain limited circumstances set forth in the Declaration of Trust.

Independent Auditors

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Trustees of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Custodian

  State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

Transfer Agent

  Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell and Transfer Shares --Through the Transfer Agent" in the Prospectus.

Legal Counsel

  Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

Reports to Shareholders

  The fiscal year of the Fund ends on the last day of February of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year.

Shareholder Inquiries

  Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

  The Prospectus and this Statement of Additional Information with respect to the shares of the Fund do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended and the Investment Company Act, to which reference is hereby made.

  The Capital Builder(SM) Account is also marketed by Merrill Lynch under the registered service mark "CBA." The Life Management Service(SM) is also marketed by Merrill Lynch under the registered service mark "LMS."

  The Declaration of Trust establishing the Fund, as amended (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration provides that the name "CBA Money Fund" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of said Fund but the Trust Property only shall be liable.

                             FINANCIAL STATEMENTS

  The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1999 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 221-7210 between 8:00 a.m. and 8:00 p.m. on any business day.

                                                                       APPENDIX
            Description of Commercial Paper, Bank Money Instruments
                          and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

  Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; and A-2 indicates that capacity for timely repayment is strong.

  Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1.

  Fitch IBCA, Inc. ("Fitch") employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

  Duff & Phelps Credit Rating Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

  Thomson BankWatch, Inc. ("Thomson") employs the designation TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

Corporate Bonds

  Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

  Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

  Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

  Bonds rated AAA by Thomson are accorded the highest rating category which indicates that the ability to repay principal and interest on a timely basis is extremely high. AA is the second highest rating category and indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest rating category.

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



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



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


CODE #: 10129-06-99

                           PART C. OTHER INFORMATION

Item 23. Exhibits.

 Exhibit
 Number                                Description
 -------                               -----------
   1     --Second Amended and Restated Declaration of Trust, dated June 13,
         1984.(a)
   2     --By-Laws of the Registrant.(a)
   3     --None.
   4(a)  --Management Agreement between Registrant and Fund Asset Management,
          L.P.(a)
    (b)  --Supplement to Management Agreement with Fund Asset Management,
          L.P.(b)
   5     --Form of Distribution Agreement among Registrant, Merrill Lynch,
          Pierce, Fenner & Smith Incorporated and Broadcort Capital Corp. and
          form of Selected Dealers Agreement.(a)
   6     --None.
   7     --Form of Custodian Contract between Registrant and State Street Bank and Trust Company.(a)
   8(a)  --Transfer Agency, Shareholder Servicing Agency, and Proxy Agency
          Agreement between Registrant and Financial Data Services, Inc.(a)
    (b)  --Form of Capital Builder SM Account Agreement.(a)
    (c)  --Form of Broadcort Capital Account Agreement.(a)
   9     --Opinion and Consent of Brown & Wood llp, counsel to the Registrant.
  10     --Consent of Deloitte & Touche LLP, independent auditors for the
          Registrant.
  11     --None.
  12     --Certificate of Fund Asset Management, L.P.(a)
  13     --Form of Distribution and Shareholder Servicing Plan pursuant to Rule
          12b-1 among Registrant, Merrill Lynch, Pierce, Fenner & Smith
          Incorporated and Broadcort Capital Corp. and form of Distribution
          Plan Sub-Agreement.(a)
  14     --Financial Data Schedule for the fiscal year ended February 28,
          1999.(c)
  15     --None.

----------

(a) Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on June 27, 1995.

(b) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on June 29, 1994.

(c) Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 30, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant.

  The Registrant is not controlled by, or under common control with, any person.

Item 25. Indemnification.

  Section 5.3 of the Registrant's Declaration of Trust provides as follows:

  "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

  Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

  In Section 10 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the distributors and each person, if any, who controls the Distributors within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

  Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and principal underwriter in connection with the successful defense of any action or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

  Fund Asset Management, L.P. (the "Manager" or "FAM") acts as the investment adviser for the following open-end registered investment companies: CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida

Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

  Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc., and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Muncipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since March 1, 1997 for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies listed in the first two paragraphs of this Item 26. Messrs. Glenn and Burke also hold the same position with substantially all of the investment companies advised by MLAM as they do with those advised by the Manager and Messrs. Giordano and Monagle are officers or directors/trustees of one or more of such companies.

                          Position(s) with the         Other Substantial Business,
Name                            Manager             Profession, Vocation or Employment
----                      --------------------      ----------------------------------
ML & Co. ...............  Limited Partner      Financial Services Holding Company; Limited
                                                Partner of MLAM
Princeton Services......  General Partner      General Partner of MLAM
Jeffrey M. Peek.........  President            President of MLAM; President and Director of
                                                Princeton Services; Executive Vice
                                                President of ML & Co.; Managing Director
                                                and Co-Head of the Investment Banking
                                                Division of Merrill Lynch in 1997; Senior
                                                Vice President and Director of the Global
                                                Securities and Economics Division of
                                                Merrill Lynch from 1995 to 1997
Terry K. Glenn..........  Executive Vice       Executive Vice President of MLAM; Executive
                          President             Vice President and Director of Princeton
                                                Services; President of Princeton Funds
                                                Distributor, Inc. since 1986 and Director
                                                thereof since 1991; Director of FDS;
                                                President of Princeton Administrators, L.P.
Donald C. Burke.........  Senior Vice          Senior Vice President, Treasurer and
                          President and         Director of Taxation of MLAM; Senior Vice
                          Treasurer             President and Treasurer of Princeton
                                                Services; Vice President of PFD; First Vice
                                                President of MLAM from 1997 to 1999; Vice
                                                President of MLAM from 1990 to 1997
Michael G. Clark........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Treasurer
                                                and Director of PFD; First Vice President
                                                of MLAM from 1997 to 1999; Vice President
                                                of MLAM from 1996 to 1997
Mark A. Desario.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Linda L. Federici.......  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Vincent R. Giordano.....  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Michael J. Hennewinkel..  Senior Vice          Senior Vice President, General Counsel and
                           President, General   Secretary of MLAM; Senior Vice President of
                           Counsel and          Princeton Services
                           Secretary
Philip L. Kirstein......  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President, Director and Secretary of
                                                Princeton Services
Ronald M. Kloss.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Debra W. Landsman-
 Yaros..................  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Senior
                                                Vice President of PFD
Joseph T. Monagle, Jr...  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services
Brian A. Murdock........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services; Director
                                                of PFD
Gregory D. Upah.........  Senior Vice          Senior Vice President of MLAM; Senior Vice
                          President             President of Princeton Services

Item 27. Principal Underwriters.

  (a) Merrill Lynch and Broadcort Capital Corp. ("Broadcort") act as the principal underwriters for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies referred to in the first paragraph of Item 26: CMA Money Fund; CMA Treasury Fund; CMA Tax-Exempt Fund; CMA Multi-State Municipal Series Trust; CMA Government Securities Fund; The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. and also acts as the principal underwriter for each of the closed-end investment companies referred to in the first paragraph of Item 26, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

  (b)(1) Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281.

                                      Position(s) and Office(s)              Position(s) and Office(s)
          Name                           with Merrill Lynch                       with Registrant
          ----           --------------------------------------------------- -------------------------
Herbert M. Allison,
 Jr..................... Director, President and Chief Executive Officer               None
John L. Steffens........ Vice Chairman and Director                                    None
Thomas W. Davis......... Executive Vice President                                      None
Barry S. Friedberg...... Executive Vice President                                      None
Edward L. Goldberg...... Executive Vice President                                      None
Jerome P. Kenney........ Executive Vice President                                      None
E. Stanley O'Neal....... Executive Vice President                                      None
Thomas H. Patrick....... Executive Vice President                                      None
Winthrop H. Smith, Jr.
 ....................... Executive Vice President                                      None
Roger M. Vasey.......... Executive Vice President                                      None
George A. Schieren...... General Counsel, Senior Vice President and Director           None
John C. Stomber......... Treasurer                                                     None
Andrea L. Dulberg....... Secretary                                                     None

  (2) Set forth below is information concerning each director and executive officer of Broadcort. The principal business address of each such person is 100 Church Street, New York, New York 10007, except that the address of
Messrs. Hughes, Joyce and Lynch is North Tower, World Financial Center, 250
Vesey Street, New York, New York 10281.

                                      Position(s) and Office(s)              Position(s) and Office(s)
          Name                             with Broadcort                         with Registrant
          ----           --------------------------------------------------- -------------------------
James P. Smyth.......... President and Director                                        None
Thomas M. Joyce......... Chairman and Director                                         None
Thomas Conigliaro....... Executive Vice President and Director                         None
Robert F. McGee......... Senior Vice President and Director                            None
Michael J. Lynch........ Director                                                      None
Arthur L. Thomas........ Director                                                      None
James M. McCue.......... Treasurer and Chief Financial Officer                         None
George Y. Bramwell...... Secretary                                                     None
Daisy M. Rosado......... Assistant Secretary                                           None

  (c) Not applicable.

Item 28. Location of Accounts and Records.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, FDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29. Management Services.

  Other than as set forth under the caption "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Fund-- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

     Not applicable.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1983 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 28th day of June, 1999.

                                         CBA MONEY FUND
                                         (Registrant)

                                         By: /s/ Terry K. Glenn
                                            _________________________________
                                             (Terry K. Glenn, President)

  Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----
          /s/ Terry K. Glenn           President (Principal          June 28, 1999
------------------------------------
           (Terry K. Glenn)             Executive Officer) and
                                        Trustee

           Donald C. Burke*            Treasurer (Principal
------------------------------------
          (Donald C. Burke)             Financial and Accounting
                                        Officer)

          Ronald W. Forbes*            Trustee
------------------------------------
          (Ronald W. Forbes)

        Cynthia A. Montgomery*         Trustee
------------------------------------
       (Cynthia A. Montgomery)

          Charles C. Reilly*           Trustee
------------------------------------
         (Charles C. Reilly)

            Kevin A. Ryan*             Trustee
------------------------------------
           (Kevin A. Ryan)

           Richard R. West*            Trustee
------------------------------------
          (Richard R. West)

            Arthur Zeikel*             Trustee
------------------------------------
           (Arthur Zeikel)

          /s/ Terry K. Glenn                                         June 28, 1999
*By:________________________________
  (Terry K. Glenn, Attorney-in-Fact)

                                 EXHIBIT INDEX

 Exhibit
 Number                                Description
 -------                               -----------
  9      -- Opinion and Consent of Brown & Wood llp, counsel to the Registrant.
         -- Consent of Deloitte & Touche LLP, independent auditors for the
 10      Registrant.